Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)	$ (151,946)	$ (4,633)	$ (63,029)	$ 15,023
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation of property and equipment	13,135	401	14,302	13,473
Amortization of right-of-use assets	10,100	308	10,095	11,332
Allowance for/(Reversal of) credit losses	(8)		(268)	253
Impairment loss	15,300	467
Deferred income tax expenses	(771)	(24)	1,019	6,429
(Gain)/loss on disposal of property and equipment			30	(25)
Write-down of Inventories	19,801	604
Loss on disposal of subsidiaries				5,118
Changes in operating assets and liabilities:
Accounts receivable	(1,028)	(31)	1,154	16,731
Inventories	11,989	366	(10,983)	(9,442)
Prepaid expenses and other current assets	(11,916)	(368)	3,238	(7,376)
Right-of-use assets	(27,821)	(848)	(11,859)
Other non-current assets	15,168	463	11,932	3,646
Accounts payable	(111)	(3)	(1,569)	(5,078)
Lease liabilities	17,721	540	2,070	(11,704)
Other payables	92,497	2,821	5,728	198
Income taxes payable				753
Other current liabilities	104	3	80	(2,832)
Net cash provided by/(used in) operating activities	2,214	66	(38,060)	36,499
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of subsidiaries, net-off cash balance at disposed entities				(1,511)
Purchase of property and equipment	(21,112)	(644)	(23,658)	(28,417)
Proceeds from disposal of property and equipment			93	35
Purchase of long-term investment	(15,300)	(467)
Decrease in refundable deposits				790
Net cash used in investing activities	(36,412)	(1,111)	(23,565)	(29,103)
CASH FLOWS FORM FINANCING ACTIVITIES
Proceeds from short-term bank loans	98,000	2,989	100,152	219,164
Repayments of short-term bank loans	(98,000)	(2,989)	(118,522)	(200,904)
Payment for deferred offering costs	(85,944)	(2,621)	(31,154)
Equity financing through private placement	32,790	1,000
Proceeds from long-term bank loans				21,790
Repayments of long-term bank loans	(6,598)	(201)	(18,294)	(15,412)
Net cash provided by/(used in) financing activities	(59,752)	(1,822)	(67,818)	24,638
Effects of exchange rate changes on cash and cash equivalents	(882)	(25)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(94,832)	(2,892)	(129,443)	32,034
Cash, cash equivalents and restricted cash at the beginning of the year	294,580	8,984	424,023	391,989
Cash, cash equivalents and restricted cash at the end of the year	199,748	6,092	294,580	424,023
Supplemental disclosure of cash flow information:
Cash paid for income tax	(914)	(28)	(1,438)	(2,413)
Cash paid for interest	(2,832)	(86)	(3,015)	(2,695)
Supplemental disclosure of non-cash investing and financing activities:
Lease liability arising from obtaining right-of-use asset	27,822	848	11,246
Cash and cash equivalents, the beginning of the year	202,465		299,340
Restricted cash, the beginning of the year	92,115		124,683
Total cash and restricted cash, the beginning of the year	294,580		424,023
Cash and cash equivalents, the end of the year	117,748	$ 3,591	202,465	299,340
Restricted cash, the end of the year	82,000		92,115	124,683
Total cash and restricted cash, the end of the year	$ 199,748		$ 294,580	$ 424,023